Consolidated Statements of Stockholders' Equity (USD $)	Issued Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unallocated ESOP	Total
Balance at Dec. 31, 2012	$ 19,086	$ 15,943,273	$ 25,585,757	$ 2,896,593	$ (324,380)	$ 44,120,329
Balance (in shares) at Dec. 31, 2012	1,908,556
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			3,213,645			3,213,645
Other comprehensive income (loss)				(4,283,557)		(4,283,557)
Stock repurchases	(817)	(1,596,142)				(1,596,959)
Stock repurchases (in shares)	(81,698)
Exercise of stock options	60	88,398				88,458
Exercise of stock options (in shares)	6,002
Tax benefit of nonqualified options		1,796				1,796
Stock-based compensation expense		90,162				90,162
Common shares held by ESOP, committed to be released		33,598			36,850	70,448
Dividends on common stock, $.31 in 2013 and $.32 in 2014 per share			(565,526)			(565,526)
Balance at Dec. 31, 2013	18,329	14,561,085	28,233,876	(1,386,964)	(287,530)	41,138,796
Balance (in shares) at Dec. 31, 2013	1,832,860
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			2,972,754			2,972,754
Other comprehensive income (loss)				2,098,447		2,098,447
Stock repurchases	(485)	(1,028,203)				(1,028,688)
Stock repurchases (in shares)	(48,478)
Exercise of stock options	151	230,827				230,978
Exercise of stock options (in shares)	15,101
Tax benefit of nonqualified options		3,513				3,513
Stock-based compensation expense		90,163				90,163
Common shares held by ESOP, committed to be released		43,358			37,620	80,978
Dividends on common stock, $.31 in 2013 and $.32 in 2014 per share			(570,843)			(570,843)
Balance at Dec. 31, 2014	$ 17,995	$ 13,900,743	$ 30,635,787	$ 711,483	$ (249,910)	$ 45,016,098
Balance (in shares) at Dec. 31, 2014	1,799,483